PERFORMANCE SUMMARY

These performance results do not reflect any applicable surrender charges or contract charges. Past performance is no guarantee of future results.

                                                                      Unit Value                   Percent
                                                         ------------------------------------      Change
                                                         December 31, 1999    June 30, 2000     in Unit Value
Compass 1 (U.S.) Contracts:                              ------------------  ----------------  ---------------
  Massachusetts Investors Trust........................       $109.0939         $109.1093               0.01%
  Massachusetts Investors Growth Stock Fund............        135.5845          139.4850               2.88
  MFS Total Return Fund................................         69.9144           72.4434               3.62
  MFS Growth Opportunities Fund........................         84.5669           89.2757               5.57
  MFS Reseach Fund.....................................        104.6442          110.3299               5.43
  MFS Bond Fund........................................         37.3948           38.1174               1.93
  MFS Money Market Fund................................         21.7309           22.1894               2.11
  MFS Government Money Market Fund.....................         20.7776           21.1878               1.97
  MFS High Income Fund.................................         45.0959           44.9492              (0.33)
  MFS Global Governments Fund..........................         37.1590           37.1160              (0.12)
  MFS Emerging Growth Fund.............................        110.2608          113.8918               3.29

    Investment return and principal value will fluctuate, and units, when surrendered, may be worth more or less than their original cost.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF CONDITION -- June 30, 2000


 ASSETS:
   Investments in mutual funds:                       Shares        Cost         Value
                                                     ---------  ------------  ------------
     Massachusetts Investors Trust (MIT)*..........    651,851  $ 10,183,168  $ 13,648,548
     Massachusetts Investors Growth Stock Fund
       (MIG)*......................................    711,673     9,896,622    14,982,864
     MFS Total Return Fund (MTR)*..................  1,090,306    16,159,584    15,514,116
     MFS Growth Opportunities Fund (MGO)*..........  2,447,864    33,207,596    47,632,916
     MFS Reseach Fund (MFR)*.......................    374,461     6,637,921    11,467,453
     MFS Bond Fund (MFB)*..........................    334,385     4,389,781     4,031,549
     MFS Money Market Fund (MCM)*..................  3,919,708     3,919,708     3,919,708
     MFS Government Money Market Fund (MCG)*.......    778,924       778,924       778,924
     MFS High Income Fund (MFH)*...................  1,141,809     6,020,827     5,438,648
     MFS Global Governments Fund (MGG)*............    123,851     1,350,618     1,171,960
     MFS Emerging Growth Fund (MEG)*...............    337,391    10,317,188    23,355,641
                                                                ------------  ------------
                                                                $102,861,937  $141,942,327
                                                                ============
 LIABILITY:
   Payable to sponsor.......................................................       (95,662)
                                                                              ------------
         Net Assets.........................................................  $141,846,665
                                                                              ============


NET ASSETS:


                                         Applicable to Owners of
                                   Deferred Variable Annuity Contracts   Reserve for
                                   ------------------------------------    Variable
                                     Units    Unit Value      Value       Annuities       Total
                                   ---------  -----------  ------------  ------------  ------------
     MIT.........................   123,335    $109.1093   $ 13,453,537   $  220,353   $ 13,673,890
     MIG.........................   106,739     139.4850     14,880,403      119,658     15,000,061
     MTR.........................   209,246      72.4434     15,124,214       90,586     15,214,800
     MGO.........................   527,523      89.2757     47,417,512      275,268     47,692,780
     MFR.........................   103,704     110.3299     11,444,801       41,379     11,486,180
     MFB.........................   101,451      38.1174      3,957,917       94,636      4,052,553
     MCM.........................   173,980      22.1894      3,855,520       73,217      3,928,737
     MCG.........................    36,653      21.1878        776,157        3,132        779,289
     MFH.........................   121,473      44.9492      5,376,713      109,720      5,486,433
     MGG.........................    29,671      37.1160      1,101,117       30,168      1,131,285
     MEG.........................   204,329     113.8918     23,270,316      130,341     23,400,657
                                                           ------------   ----------   ------------
         Net Assets......................................  $140,658,207   $1,188,458   $141,846,665
                                                           ============   ==========   ============


*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENT OF OPERATIONS -- Six Months Ended June 30, 2000

                                               MIT          MIG          MTR          MGO          MFR          MFB
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  106,357   $   --       $  276,679   $ 2,038,825  $   --       $    148,937
   Mortality and expense risk charges....     (91,394)     (97,077)    (102,479)     (298,302)     (71,738)      (25,616)
                                           -----------  ----------   -----------  -----------  -----------  ------------
       Net investment income (loss)......  $   14,963   $  (97,077)  $  174,200   $ 1,740,523  $   (71,738) $    123,321
                                           -----------  ----------   -----------  -----------  -----------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $3,168,943   $1,631,076   $3,209,966   $ 3,019,311  $   448,214  $    516,691
     Cost of investments sold............  (1,703,229)    (825,224)  (3,082,184)   (1,688,680)    (204,049)     (567,025)
                                           -----------  ----------   -----------  -----------  -----------  ------------
       Net realized gains (losses).......  $1,465,714   $  805,852   $  127,782   $ 1,330,631  $   244,165  $    (50,334)
                                           -----------  ----------   -----------  -----------  -----------  ------------
   Net unrealized appreciation
     (depreciation) on investments:
     End of period.......................  $3,465,380   $5,086,242   $ (645,468)  $14,425,320  $ 4,829,532  $   (358,232)
     Beginning of period.................   5,036,912    5,331,016     (874,521)   14,933,626    4,407,586      (363,571)
                                           -----------  ----------   -----------  -----------  -----------  ------------
       Change in unrealized appreciation
         (depreciation)..................  $(1,571,532) $ (244,774)  $  229,053   $  (508,306) $   421,946  $      5,339
                                           -----------  ----------   -----------  -----------  -----------  ------------
     Realized and unrealized gains
       (losses)..........................  $ (105,818)  $  561,078   $  356,835   $   822,325  $   666,111  $    (44,995)
                                           -----------  ----------   -----------  -----------  -----------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  (90,855)  $  464,001   $  531,035   $ 2,562,848  $   594,373  $     78,326
                                           ===========  ==========   ===========  ===========  ===========  ============

                                               MCM          MCG          MFH          MGG          MEG
                                           Sub-Account  Sub-Account  Sub-Account  Sub-Account  Sub-Account
                                           -----------  -----------  -----------  -----------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $  115,927   $   21,299   $  281,644   $   --       $   --
   Mortality and expense risk charges....     (27,038)      (5,285)     (37,253)       (8,825)    (146,280)
                                           -----------  ----------   -----------  -----------  -----------
       Net investment income (loss)......  $   88,889   $   16,014   $  244,391   $    (8,825) $  (146,280)
                                           -----------  ----------   -----------  -----------  -----------
   Realized and unrealized gains
    (losses):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $2,294,278   $  162,532   $  745,349   $   473,968  $ 1,737,928
     Cost of investments sold............  (2,294,278)    (162,532)    (768,001)     (606,679)    (473,220)
                                           -----------  ----------   -----------  -----------  -----------
       Net realized gains (losses).......  $   --       $   --       $  (22,652)  $  (132,711) $ 1,264,708
                                           -----------  ----------   -----------  -----------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   --       $   --       $ (582,179)  $  (178,658) $13,038,453
     Beginning of period.................      --           --         (344,716)     (309,146)  13,417,863
                                           -----------  ----------   -----------  -----------  -----------
       Change in unrealized appreciation
         (depreciation)..................  $   --       $   --       $ (237,463)  $   130,488  $  (379,410)
                                           -----------  ----------   -----------  -----------  -----------
     Realized and unrealized gains
       (losses)..........................  $   --       $   --       $ (260,115)  $    (2,223) $   885,298
                                           -----------  ----------   -----------  -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $   88,889   $   16,014   $  (15,724)  $   (11,048) $   739,018
                                           ===========  ==========   ===========  ===========  ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

                                                   MIT                            MIG
                                               Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $    14,963    $   319,437     $   (97,077)   $   944,741
  Net realized gains (losses).......      1,465,714        777,080         805,852        820,223
  Net unrealized gains (losses).....     (1,571,532)      (204,618)       (244,774)     2,344,071
                                        -----------    -----------     -----------    -----------
      Increase (Decrease) in net
        assets from operations......    $   (90,855)   $   891,899     $   464,001    $ 4,109,035
                                        -----------    -----------     -----------    -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $    48,682    $   167,331     $    49,181    $   122,298
    Net transfers between Sub-
     Accounts and Fixed Account.....     (1,193,611)       294,781         989,946      1,240,969
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................     (1,397,226)    (1,407,400)     (1,458,207)    (1,510,781)
                                        -----------    -----------     -----------    -----------
      Net accumulation activity.....    $(2,542,155)   $  (945,288)    $  (419,080)   $  (147,514)
                                        -----------    -----------     -----------    -----------
  Annuitization activity:
    Annuitizations..................    $  --          $   --          $  --          $   --
    Annuity payments................         16,911        (37,372)          4,369        (35,111)
    Adjustments to annuity
      reserve.......................           (544)           339            (223)         3,462
                                        -----------    -----------     -----------    -----------
      Net annuitization activity....    $    16,367    $   (37,033)    $     4,146    $   (31,649)
                                        -----------    -----------     -----------    -----------
  Increase (Decrease) in net assets
   from participant transactions....    $(2,525,788)   $  (982,321)    $  (414,934)   $  (179,163)
                                        -----------    -----------     -----------    -----------
    Increase (Decrease) in net
      assets........................    $(2,616,643)   $   (90,422)    $    49,067    $ 3,929,872
NET ASSETS:
  Beginning of period...............     16,290,533     16,380,955      14,950,994     11,021,122
                                        -----------    -----------     -----------    -----------
  End of period.....................    $13,673,890    $16,290,533     $15,000,061    $14,950,994
                                        ===========    ===========     ===========    ===========

                                                   MTR
                                               Sub-Account
                                      -----------------------------
                                        Six Months     Year Ended
                                          Ended       December 31,
                                      June 30, 2000       1999
                                      --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $   174,200    $ 1,560,346
  Net realized gains (losses).......        127,782        554,577
  Net unrealized gains (losses).....        229,053     (1,934,030)
                                        -----------    -----------
      Increase (Decrease) in net
        assets from operations......    $   531,035    $   180,893
                                        -----------    -----------
PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $    38,523    $   195,625
    Net transfers between Sub-
     Accounts and Fixed Account.....     (1,075,251)    (1,348,674)
    Withdrawals, surrenders,
     annuitizations and contract
     charges........................     (2,004,803)    (2,450,106)
                                        -----------    -----------
      Net accumulation activity.....    $(3,041,531)   $(3,603,155)
                                        -----------    -----------
  Annuitization activity:
    Annuitizations..................    $  --          $   --
    Annuity payments................        (10,331)       (18,350)
    Adjustments to annuity
      reserve.......................        (12,613)        (7,275)
                                        -----------    -----------
      Net annuitization activity....    $   (22,944)   $   (25,625)
                                        -----------    -----------
  Increase (Decrease) in net assets
   from participant transactions....    $(3,064,475)   $(3,628,780)
                                        -----------    -----------
    Increase (Decrease) in net
      assets........................    $(2,533,440)   $(3,447,887)
NET ASSETS:
  Beginning of period...............     17,748,240     21,196,127
                                        -----------    -----------
  End of period.....................    $15,214,800    $17,748,240
                                        ===========    ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                   MGO                            MFR                            MFB
                                               Sub-Account                    Sub-Account                    Sub-Account
                                      -----------------------------  -----------------------------  -----------------------------
                                        Six Months     Year Ended      Six Months     Year Ended      Six Months     Year Ended
                                          Ended       December 31,       Ended       December 31,       Ended       December 31,
                                      June 30, 2000       1999       June 30, 2000       1999       June 30, 2000       1999
                                      --------------  -------------  --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)......    $ 1,740,523    $ 3,839,398     $   (71,738)   $   674,814     $   123,321    $   275,836
  Net realized gains (losses).......      1,330,631      2,072,403         244,165        961,202         (50,334)        12,111
  Net unrealized gains (losses).....       (508,306)     5,551,542         421,946        464,071           5,339       (455,059)
                                        -----------    -----------     -----------    -----------     -----------    -----------
      Increase (Decrease) in net
        assets from operations......    $ 2,562,848    $11,463,343     $   594,373    $ 2,100,087     $    78,326    $  (167,112)
                                        -----------    -----------     -----------    -----------     -----------    -----------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received......    $   196,333    $   319,690     $    31,816    $    56,994     $    10,751    $    36,226
    Net transfers between Sub-
      Accounts and Fixed Account....        442,824        (56,754)        124,987         39,394        (204,978)      (136,413)
    Withdrawals, surrenders,
      annuitizations and contract
      charges.......................     (2,782,210)    (4,743,125)       (294,974)    (1,597,218)       (225,458)      (930,409)
                                        -----------    -----------     -----------    -----------     -----------    -----------
      Net accumulation activity.....    $(2,143,053)   $(4,480,189)    $  (138,171)   $(1,500,830)    $  (419,685)   $(1,030,596)
                                        -----------    -----------     -----------    -----------     -----------    -----------
  Annuitization activity:
    Annuitizations..................    $  --          $   --          $  --          $   --          $  --          $   --
    Annuity payments................        (20,047)       (36,385)         (4,063)       (10,702)         (6,304)       (11,120)
    Adjustments to annuity
      reserve.......................          3,163         16,995           1,417          3,738           2,401           (286)
                                        -----------    -----------     -----------    -----------     -----------    -----------
      Net annuitization activity....    $   (16,884)   $   (19,390)    $    (2,646)   $    (6,964)    $    (3,903)   $   (11,406)
                                        -----------    -----------     -----------    -----------     -----------    -----------
Increase (Decrease) in net assets
 from participant transactions......    $(2,159,937)   $(4,499,579)    $  (140,817)   $(1,507,794)    $  (423,588)   $(1,042,002)
                                        -----------    -----------     -----------    -----------     -----------    -----------
    Increase (Decrease) in net
      assets........................    $   402,911    $ 6,963,764     $   453,556    $   592,293     $  (345,262)   $(1,209,114)

NET ASSETS:
  Beginning of period...............     47,289,869     40,326,105      11,032,624     10,440,331       4,397,815      5,606,929
                                        -----------    -----------     -----------    -----------     -----------    -----------
  End of period.....................    $47,692,780    $47,289,869     $11,486,180    $11,032,624     $ 4,052,553    $ 4,397,815
                                        ===========    ===========     ===========    ===========     ===========    ===========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                     MCM                         MCG                          MFH
                                                 Sub-Account                 Sub-Account                  Sub-Account
                                          --------------------------  --------------------------  ---------------------------
                                          Six Months                  Six Months                   Six Months
                                             Ended      Year Ended       Ended      Year Ended       Ended       Year Ended
                                           June 30,    December 31,    June 30,    December 31,     June 30,    December 31,
                                             2000          1999          2000          1999           2000          1999
                                          -----------  -------------  -----------  -------------  ------------  -------------
OPERATIONS:
  Net investment income (loss)..........  $   88,889    $   171,319   $   16,014    $    36,210   $   244,391   $     546,384
  Net realized gains (losses)...........      --            --            --            --            (22,652)        117,904
  Net unrealized gains (losses).........      --            --            --            --           (237,463)       (271,484)
                                          -----------   -----------   -----------   -----------   ------------  -------------
      Increase (Decrease) in net assets
        from operations.................  $   88,889    $   171,319   $   16,014    $    36,210   $   (15,724)  $     392,804
                                          -----------   -----------   -----------   -----------   ------------  -------------

PARTICIPANT TRANSACTIONS:
  Accumulation activity:
    Purchase payments received..........  $   28,272    $    89,384   $    1,290    $    19,501   $    17,938   $      56,022
    Net transfers between Sub-Accounts
      and Fixed Account.................    (505,976)       859,466      (33,349)        12,828       (91,011)       (227,923)
    Withdrawals, surrenders,
      annuitizations and contract
      charges...........................    (663,833)    (1,404,142)     (56,484)      (586,196)     (601,400)     (1,258,452)
                                          -----------   -----------   -----------   -----------   ------------  -------------
      Net accumulation activity.........  $(1,141,537)  $  (455,292)  $  (88,543)   $  (553,867)  $  (674,473)  $  (1,430,353)
                                          -----------   -----------   -----------   -----------   ------------  -------------
  Annuitization activity:
    Annuitizations......................  $   --        $   --        $   --        $   --        $   --        $    --
    Annuity payments....................      (4,154)        (8,327)         (96)          (941)       (7,574)        (15,524)
    Adjustments to annuity reserve......         203            210           35             54         1,501           5,459
                                          -----------   -----------   -----------   -----------   ------------  -------------
      Net annuitization activity........  $   (3,951)   $    (8,117)  $      (61)   $      (887)  $    (6,073)  $     (10,065)
                                          -----------   -----------   -----------   -----------   ------------  -------------
Increase (Decrease) in net assets from
 participant transactions...............  $(1,145,488)  $  (463,409)  $  (88,604)   $  (554,754)  $  (680,546)  $  (1,440,418)
                                          -----------   -----------   -----------   -----------   ------------  -------------
    Increase (Decrease) in net assets...  $(1,056,599)  $  (292,090)  $  (72,590)   $  (518,544)  $  (696,270)  $  (1,047,614)

NET ASSETS:
  Beginning of period...................   4,985,336      5,277,426      851,879      1,370,423     6,182,703       7,230,317
                                          -----------   -----------   -----------   -----------   ------------  -------------
  End of period.........................  $3,928,737    $ 4,985,336   $  779,289    $   851,879   $ 5,486,433   $   6,182,703
                                          ===========   ===========   ===========   ===========   ============  =============


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

                                                       MGG                            MEG
                                                   Sub-Account                    Sub-Account
                                          -----------------------------  -----------------------------
                                            Six Months     Year Ended      Six Months     Year Ended
                                              Ended       December 31,       Ended       December 31,
                                          June 30, 2000       1999       June 30, 2000       1999
                                          --------------  -------------  --------------  -------------
OPERATIONS:
  Net investment income (loss)..........    $   (8,825)     $  103,833     $  (146,280)   $  (127,062)
  Net realized gains (losses)...........      (132,711)        (70,532)      1,264,708      3,829,378
  Net unrealized gains (losses).........       130,488        (123,065)       (379,410)     4,044,766
                                            ----------      ----------     -----------    -----------
      Increase (Decrease) in net assets
        from operations.................    $  (11,048)     $  (89,764)    $   739,018    $ 7,747,082
                                            ----------      ----------     -----------    -----------
PARTICIPANT TRANSACTIONS:
Accumulation activity:
    Purchase payments received..........    $      873      $    5,219     $    74,333    $   155,477
    Net transfers between Sub-Accounts
     and Fixed Account..................       (54,699)        (86,025)      1,149,121       (771,150)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (408,270)       (196,101)     (1,387,002)    (2,988,579)
                                            ----------      ----------     -----------    -----------
      Net accumulation activity.........    $ (462,096)     $ (276,907)    $  (163,548)   $(3,604,252)
                                            ----------      ----------     -----------    -----------
  Annuitization activity:
    Annuitizations......................    $  --           $  --          $  --          $   --
    Annuity payments....................        (2,543)         (5,326)        (12,606)       (17,562)
    Adjustments to annuity reserve......           (71)          1,607           3,724         15,977
                                            ----------      ----------     -----------    -----------
      Net annuitization activity........    $   (2,614)     $   (3,719)    $    (8,882)   $    (1,585)
                                            ----------      ----------     -----------    -----------
  Increase (Decrease) in net assets from
    participant transactions............    $ (464,710)     $ (280,626)    $  (172,430)   $(3,605,837)
                                            ----------      ----------     -----------    -----------
    Increase (Decrease) in net assets...    $ (475,758)     $ (370,390)    $   566,588    $ 4,141,245
NET ASSETS:
  Beginning of period...................     1,607,043       1,977,433      22,834,069     18,692,824
                                            ----------      ----------     -----------    -----------
  End of period.........................    $1,131,285      $1,607,043     $23,400,657    $22,834,069
                                            ==========      ==========     ===========    ===========


                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account C (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on March 31, 1982 as a funding vehicle for individual variable annuities issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable; therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(3) CONTRACT CHARGES -- continued
Each year on the contract anniversary, a contract maintenance charge of $25 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES
Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT C

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                 MIT                     MIG                     MTR                     MGO
                             Sub-Account             Sub-Account             Sub-Account             Sub-Account
                        ---------------------   ---------------------   ---------------------   ---------------------
                           Six                     Six                     Six                     Six
                         Months       Year       Months       Year       Months       Year       Months       Year
                          Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended
                        June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,
                          2000        1999        2000        1999        2000        1999        2000        1999
                        ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding,
 beginning of
 period...............   147,525     156,406     109,497     110,261     252,908     304,876     552,305     617,973
  Units purchased.....       474       1,635         357       1,135         576       2,773       2,361       4,824
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........   (11,436)      2,877       7,095      11,474     (15,554)    (19,641)      5,028      (1,021)
  Units withdrawn,
    surrendered and
    annuitized........   (13,228)    (13,393)    (10,210)    (13,373)    (28,684)    (35,100)    (32,171)    (69,471)
                        --------    --------    --------    --------    --------    --------    --------    --------
  Units outstanding,
    end of period.....   123,335     147,525     106,739     109,497     209,246     252,908     527,523     552,305
                        ========    ========    ========    ========    ========    ========    ========    ========

                                 MFR                     MFB
                             Sub-Account             Sub-Account
                        ---------------------   ---------------------
                           Six                     Six
                         Months       Year       Months       Year
                          Ended       Ended       Ended       Ended
                        June 30,    Dec. 31,    June 30,    Dec. 31,
                          2000        1999        2000        1999
                        ---------   ---------   ---------   ---------
Units outstanding,
 beginning of
 period...............   104,992     121,411     112,651     139,906
  Units purchased.....       298         647         286         941
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........     1,152         497      (5,460)     (3,556)
  Units withdrawn,
    surrendered and
    annuitized........    (2,738)    (17,563)     (6,026)    (24,640)
                        --------    --------    --------    --------
  Units outstanding,
    end of period.....   103,704     104,992     101,451     112,651
                        ========    ========    ========    ========

                                 MCM                     MCG                     MFH                     MGG
                             Sub-Account             Sub-Account             Sub-Account             Sub-Account
                        ---------------------   ---------------------   ---------------------   ---------------------
                           Six                     Six                     Six                     Six
                         Months       Year       Months       Year       Months       Year       Months       Year
                          Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended
                        June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,    June 30,    Dec. 31,
                          2000        1999        2000        1999        2000        1999        2000        1999
                        ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Units outstanding,
 beginning of
 period...............   226,156     247,311      40,868      67,794     136,385     168,359      42,379      49,718
  Units purchased.....     1,284       4,169          86       1,063         407       1,309          46         149
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........   (23,167)     40,396      (1,603)        528      (2,018)     (5,090)     (1,512)     (2,280)
  Units withdrawn,
    surrendered and
    annuitized........   (30,293)    (65,720)     (2,698)    (28,517)    (13,301)    (28,193)    (11,242)     (5,208)
                        --------    --------    --------    --------    --------    --------    --------    --------
  Units outstanding,
    end of period.....   173,980     226,156      36,653      40,868     121,473     136,385      29,671      42,379
                        ========    ========    ========    ========    ========    ========    ========    ========

                                 MEG
                             Sub-Account
                        ---------------------
                           Six
                         Months       Year
                          Ended       Ended
                        June 30,    Dec. 31,
                          2000        1999
                        ---------   ---------
Units outstanding,
 beginning of
 period...............   205,870     249,765
  Units purchased.....       712       2,037
  Units transferred
    between Sub-
    Accounts and Fixed
    Account...........    10,334      (9,296)
  Units withdrawn,
    surrendered and
    annuitized........   (12,587)    (36,636)
                        --------    --------
  Units outstanding,
    end of period.....   204,329     205,870
                        ========    ========

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account C and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):


    We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account C (the "Sub-Accounts") as of June 30, 2000, the related statement of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.



    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



    In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Boston, Massachusetts

August 11, 2000

COMPASS-I
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director

C. JAMES PRIEUR, Vice Chairman and Director


JAMES A. McNULTY, III, President and Director

S. CAESAR RABOY, Director

RICHARD B. BAILEY, Director
DAVID D. HORN, Director

ANGUS A. MacNAUGHTON, Director

WILLIAM W. STINSON, Director

GREGORY W. GEE, Director

PETER F. DEMUTH, Vice President and Chief
  Counsel and Assistant Secretary

DAVEY S. SCOON, Vice President, Finance
  and Treasurer

RONALD J. FERNANDES, Vice President,
  Retirement Products and Services


JAMES M.A. ANDERSON, Vice President, Investments


ROBERT P. VROLYK, Vice President, and Actuary

ELLEN B. KING, Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116

ACCOUNT INFORMATION
For account information, call toll free 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern Standard time on any business day.


This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.


                                                                     CO3-8/00 5M


[LOGO]

                                              PROFESSIONALLY MANAGED COMBINATION
                                                          FIXED/VARIABLE ANNUITY
                                                  FOR QUALIFIED RETIREMENT PLANS


                                              SEMI-ANNUAL REPORT - JUNE 30, 2000


                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                                        A MEMBER OF THE SUN LIFE
                                                    FINANCIAL GROUP OF COMPANIES